NOTE 5 - PREPAID EXPENSES AND OTHER ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
NOTE 5 - PREPAID EXPENSES AND OTHER ASSETS (Details) [Line Items]
Prepaid Supplies		$ 8,663
Amortization of Intangible Assets	$ 0	$ 436,471
Proceeds from Deposits from Customers			$ 406,216
Endorsement Agreement [Member]
NOTE 5 - PREPAID EXPENSES AND OTHER ASSETS (Details) [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	6 years
Amortization of Intangible Assets	$ 100,048
Deferred Revenue	$ 31,546